COASTAL GASLINK - Narrative (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Equity Investments
Equity Investments (Note 12)		$ 10,314	$ 9,535
Repayments of subordinated debt	$ 250
Coastal GasLink
Equity Investments
Impairment losses pre tax		5,148
Impairment charges after tax		4,586
Equity Investments (Note 12)		294	$ 0
Additional aggregate cost		900
Coastal GasLink | Expected term | Discounted cash flow
Equity Investments
Equity method investments, measurement input			40
Coastal GasLink | Coastal GasLink | Subordinated Loan Agreement | Subordinated debt
Equity Investments
Revolving credit facility, borrowing capacity	$ 2,020	3,375	$ 1,262
Line of credit facility, outstanding amount		2,500
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Impairment losses pre tax		2,100	3,048
Impairment charges after tax		1,943	2,643
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Equity Investments (Note 12)		294	0
Expected cost of pipeline project		$ 14,500	$ 14,500